Jones Apparel Group, Inc.
250 Rittenhouse Circle
Bristol, PA 19007

February 26, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K. This report is prepared on a consistent basis as prior years and reflects no changes from the previous year in any accounting principles or practices or in the method of applying any such accounting principles or practices other than the changes required by the adoption of SFAS No. 123 (Revised 2004) "Share-Based Payment," which we adopted on January 1, 2006.  The effects of the required changes are discussed on page 34 of the attached Form 10-K.

Sincerely,

Jones Apparel Group, Inc.

/s/ Patrick M. Farrell

Patrick M. Farrell
Executive Vice President and Corporate Controller